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October 7, 2019	Mark A. Quade Associate +1 312 609 7515 mquade@vedderprice.com

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	William Blair Funds (the “Registrant”)

File Nos. 33-17463 and 811-05344

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated August 30, 2019 and Statement of Additional Information dated August 30, 2019 for the William Blair Small-Mid Cap Core Fund (the “Fund”), a series of the above-captioned Registrant, that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from the Prospectus dated August 30, 2019 and Statement of Additional Information dated August 30, 2019 for the Fund contained in the most recent amendment to the Registrant’s registration statement for the Fund and (2) the text of the Prospectus dated August 30, 2019 and Statement of Additional Information dated August 30, 2019 contained in the most recent amendment to the Registrant’s registration statement for the Fund has been filed electronically.

Very truly yours,

/s/ Mark A. Quade

Mark A. Quade

Associate

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

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